Statement of Changes in Net Assets Available for Benefits - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Net investment income:
Net appreciation in fair value of investments	$ 198,257,630
Interest income	1,909,890
Dividend income	8,080,230
Total investment income	208,247,750
Interest income on notes receivable from participants	593,849
Contributions:
Employer's contributions	22,208,690
Participants' contributions	38,533,845
Rollovers	6,291,800
Total contributions	67,034,335
Other income	88,948
Total additions	275,964,882
Deductions
Benefits paid directly to beneficiaries and participants	147,593,370
Administrative expenses	428,907
Total deductions	148,022,277
Net increase	127,942,605
Beginning of year	1,249,626,499
End of year	$ 1,377,569,104